Capital risk management and fair value measurements - Fair value estimation (Details) - Not measured at fair value in statement of financial position but for which fair value is disclosed - USD ($)
$ in Thousands
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	$ 3,531,758	$ 3,510,847
Fair value	3,496,503	3,224,775
Total borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,531,758	3,510,847
Fair value	$ 3,496,503	$ 3,224,775